Share Based Payments (Details) - Schedule of reconciles the share options outstanding - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciles the share options outstanding [Abstract]
Beginning balance, EMI Number of options		4,683,683	7,087,500
Beginning balance, Unapproved Number of options		8,121,393	2,059,500
Beginning balance, Incentive Equity Plan		74,262,739
EMI Number of options, Granted during the year
Unapproved Number of options, Granted during the year			6,799,185
Incentive Equity Plan, Granted during the year
EMI Number of options, Exercised during the year			(1,353,817)
Unapproved Number of options, Exercised during the year
Incentive Equity Plan, Exercised during the year
EMI Number of options, Forfeited during the year			(1,050,000)
Unapproved Number of options, Forfeited during the year			(737,292)
Incentive Equity Plan, Forfeited during the year
Ending balance, EMI Number of options			4,683,683
Ending balance, Unapproved Number of options			8,121,393
Ending balance, Incentive Equity Plan Number of options		74,262,739
EMI Number of options, Granted prior to the Transaction
Unapproved Number of options, Granted prior to the Transaction		2,492,516
Incentive Equity Plan Number of options, Granted prior to the Transaction
EMI Number of options, Forfeited prior to the Transaction		(66,413)
Unapproved Number of options, Forfeited prior to the Transaction		(579,713)
Incentive Equity Plan Number of options, Forfeited prior to the Transaction
EMI Number of options, Cash settled at the Transaction		(34,690)
Unapproved Number of options, Cash settled at the Transaction		(44,114)
Incentive Equity Plan Number of options, Cash settled at the Transaction
EMI Number of options, Replacements at the Transaction	[1]	(4,582,580)
Unapproved Number of options, Replacements at the Transaction	[1]	(9,990,082)
Incentive Equity Plan Number of options, Replacements at the Transaction	[1]	50,347,491
EMI Number of options, Granted after the Transaction
Unapproved Number of options, Granted after the Transaction
Incentive Equity Plan Number of options Granted after the Transaction		23,915,248

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.